Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Absolute Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001591939
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2020
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 2, 2020 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for each series of the Absolute Shares Trust (each, a “Fund”)

The Supplement applies to the Summary Prospectuses, Prospectuses and SAIs, dated October 31, 2019, for:

WBI BullBear Trend Switch US Total Return ETF (WBIN);
WBI BullBear Trend Switch US 1000 ETF (WBIK);
WBI BullBear Trend Switch US 2000 ETF (WBIM);
WBI BullBear Trend Switch US 1000 Total Return ETF (WBIQ);
WBI BullBear Trend Switch US 2000 Total Return ETF (WBIS);
WBI BullBear Trend Switch US 3000 Total Return ETF (WBIT);
WBI BullBear Global Income ETF (WBII); and
WBI Power FactorTM High Dividend ETF (WBIY);

and dated October 25, 2019, for:

WBI BullBear Rising Income 3000 ETF (WBIE);
WBI BullBear Value 3000 ETF (WBIF);
WBI BullBear Yield 3000 ETF (WBIG); and
WBI BullBear Quality 3000 ETF (WBIL).

Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI is amended as follows:

Change in each Fund’s “Market Risk” factor

The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

WBI BullBear Trend Switch US Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Trend Switch US Total Return ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US Total Return ETF | WBI BullBear Trend Switch US Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIN
WBI BullBear Trend Switch US 1000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Trend Switch US 1000 ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 1000 ETF | WBI BullBear Trend Switch US 1000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIK
WBI BullBear Trend Switch US 2000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Trend Switch US 2000 ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 2000 ETF | WBI BullBear Trend Switch US 2000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIM
WBI BullBear Trend Switch US 1000 Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Trend Switch US 1000 Total Return ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 1000 Total Return ETF | WBI BullBear Trend Switch US 1000 Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIQ
WBI BullBear Trend Switch US 2000 Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Trend Switch US 2000 Total Return ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 2000 Total Return ETF | WBI BullBear Trend Switch US 2000 Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIS
WBI BullBear Trend Switch US 3000 Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Trend Switch US 3000 Total Return ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 3000 Total Return ETF | WBI BullBear Trend Switch US 3000 Total Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIT
WBI BullBear Global Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Global Income ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Global Income ETF | WBI BullBear Global Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBII
WBI Power Factor High Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI Power FactorTM High Dividend ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI Power Factor High Dividend ETF | WBI Power Factor High Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIY
WBI BullBear Rising Income 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Rising Income 3000 ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Rising Income 3000 ETF | WBI BullBear Rising Income 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIE
WBI BullBear Value 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Value 3000 ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Value 3000 ETF | WBI BullBear Value 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIF
WBI BullBear Yield 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Yield 3000 ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Yield 3000 ETF | WBI BullBear Yield 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIG
WBI BullBear Quality 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Quality 3000 ETF
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Quality 3000 ETF | WBI BullBear Quality 3000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBIL